Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 43,062	¥ 34,935
Land and buildings [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	10,950	8,788
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 32,112	¥ 26,147